Revenue	12 Months Ended
Dec. 31, 2024
Revenue
Revenue

Note 3

Revenue

Disaggregation of revenue from contracts with customers by activity

The following table provides information about disaggregated revenue.

EUR’000	2024	2023	2022
Revenue disaggregation
Time charter services and transportation and installation services	226,545	99,841	104,578
Other revenue, including fees earned for early termination by customers of contracts	22,193	8,781	1,846
Total revenue	248,738	108,622	106,424

For the year ended 31 December 2024,the lease component, included within time charter services and transportation and installation services, amounts to EUR 85 million (2023: EUR 79 million; 2022: EUR 91 million).

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Revenue

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Cadeler Group's revenue for the year ended 31 December 2024 is allocated across regions, with 50% generated from Europe and 50% from the rest of the world (2023 and 2022: 100% from Europe).

Contract assets and deferred revenue

Customers are typically invoiced on a monthly basis, when the vessels are on contract. Sometimes contracts will recognise revenue for work performed and it will be reported as a contract asset until it is invoiced. For more information about contract assets at the reporting period, refer to Note 16.

Deferred revenue relates to consideration received from customers for the unsatisfied performance obligations. Revenue will be recognised when the related services are provided to the customers, which is almost entirely within 12 months.

EUR’000	2024	2023	2022
Beginning of financial year	13,881	3,157	16,156
Acquisition of businesses	—	1,913	—
Deferred during the period	45,360	10,670	2,857
Recognised as revenue during the period	(11,928)	(1,859)	(15,856)
Exchange differences	24	—	—
Total deferred revenue at end of period	47,337	13,881	3,157
Current	45,590	12,103	1,831
Non-current	1,747	1,778	1,326

Major customers

For the year ended 31 December 2024, revenue with 4 customers each exceeded 10% of total revenue. The revenue derived from these four customers was EUR 60 million, EUR 58 million, EUR 56 million and EUR 36 million respectively.

For the year ended 31 December 2023, revenue with three customers each exceeded 10% of total revenue. The revenue derived from these three customers was EUR 44.5 million, EUR 28.5 and EUR 22.7 million respectively.

For the year ended 31 December 2022, revenue with two customers each exceeded 10% of total revenue. The revenue derived from these two customers was EUR 52.4 million and EUR 53.2 million respectively.

Operating segments and geographical information

The Group operates five windfarm installation vessels, which are viewed as one segment. The vessels operate in a global market and are often redeployed to different regions due to changing customers or contracts. Accordingly, we report our operations as a single reportable segment.

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Revenue

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Contract backlog

The Group’s order backlog as of 31 December 2024 amounts to EUR 2.3 billion (2023: EUR 1.7 billion; 2022: EUR 0.9 billion). The table below includes signed contracts as of 31 December. EUR 428 million of the backlog pertains to contracts that management expect to recognise in 2025.

	Within 1	After 1
EUR million	year	year	Total
Contract backlog
Firm	372	1,534	1,906
Subject to exercise of counterparty options (non-contingent)	28	187	215
Subject to exercise of counterparty options (contingent)	28	187	215
Total as of 31 December 2024	428	1,908	2,336
Firm	176	1,201	1,377
Subject to exercise of counterparty options (non-contingent)	16	163	179
Subject to exercise of counterparty options (contingent)	16	163	179
Total as of 31 December 2023	208	1,527	1,735
Contract backlog as of 31 December 2022
Firm	81	574	655
Subject to exercise of counterparty options (non-contingent)	2	123	125
Subject to exercise of counterparty options (contingent)	2	123	125
Total as of 31 December 2022	85	820	905

Accounting policies

When accounting for revenue recognition, an assessment is performed on a contract-by-contract basis at contract inception.

Overall, the Group’s contracts with customers comprise:

–	Revenue from time charter contracts and time charter related activities (referred to as time charter revenue) and
–	Revenue from transportation and installation activities (referred to as transportation and installation revenue stream).

The Group’s accounting policies for each revenue stream are disclosed below.

Time charter revenue

Revenue from time charter hire services are contracts with customers where the Group utilises its vessels, equipment and crew to deliver a service to the customer based on either a fixed day rate or milestone deliverables. Contracts may also include other promises such as mobilisation and demobilisation, catering and accommodation.

Revenue from time charter contracts is generated from two distinct activities: 1) leasing of vessels and 2) provision of services within wind farming projects, e.g. catering and accommodation, mobilisation, demobilisation and bunker services. As such, a time charter contract consists of a leasing component (the element relating to hire of the vessel) and a service component. These components are not treated or priced separately in the contracts, nor does the Group offer either of the services separately. The service component is within the scope of IFRS 15, while the leasing component is within the scope of IFRS 16.

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Revenue

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1.	Leasing of vessels

The leasing component is recognised as revenue over time over the charter period. Payments from customers for the bareboat hire element are recognised over time in accordance with the length of the customer contract. Prepayments from customers for the leasing component are recognised as deferred revenue.

This lease components are classified as an operating lease, as such leases do not cover a significant part of the economic life of the vessels and the Group retains substantially all risks and rewards incidental to ownership of the vessels. Rental income from operating leases is recognised in profit or loss on an over time basis over the charter period and included in revenue as stated in the above section.

Initial direct costs incurred by the Group in negotiating and arranging operating leases are capitalised as other receivables and recognised as an expense in profit or loss over the lease term on the same basis as the lease income.

2.	Provision of services within wind farming projects, e.g. catering and accommodation, mobilisation, demobilisation and bunker services

To determine revenue recognition for the service component of the time charter arrangements, the Group performs, in line with the requirements of IFRS 15, the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognise revenue when (or as) the entity satisfies a performance obligation.

Time charter revenue is recognised when control of the goods or services is transferred to the customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services. At contract inception, once the service component within the time charter contract is determined to be within the scope of IFRS 15, the Group assesses the goods and services promised within each contract and identifies as a performance obligation each good or service that is distinct. Revenue is recognised in the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.

While the contracts contain several promises, these are usually considered highly interdependent and highly interrelated and as such considered as one single performance obligation recognised over time applying a relevant measure of progress. Assessment hereof is performed on a contract-by-contract basis.

Prepayments from customers for which the service component has yet to be provided are recognised as deferred revenue. Revenue is recognised as the service is being provided, being over the term of the related time charter contract. The Group recognises deferred contract costs for upfront costs of fulfilling a contract and present such as other receivables.

Time charter related activities

Bunker services

The Group is sometimes providing bunker services to help customers ensure that sufficient bunker is available to operate the vessels at the right time and in the right quality and quantity. As such, for certain projects the Group provides bunker procurement services and assumes responsibility for the logistics and handling of procured bunker.

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Revenue

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Management’s assessment of whether a principal or agent relationship exists is based upon whether the Group has the ability to control the goods before they are transferred to the customer. This assessment is performed on a contract-by-contract basis at contract inception and takes into account various factors such as whether the Group takes legal title of the bunker and has the ability to direct the use of the bunker.

Variable consideration related to time charter related activities

Variable consideration, for example in respect of weather days and extension of time, is constrained at contract inception to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognised will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

Transportation & Installation (T&I) revenue

Revenue from T&I represents contracts with customers where the Group utilises its vessels, equipment and crew to perform the transportation and installation of offshore wind turbine foundations as well as heavy lifting operations, decommissioning and planning and engineering.

Revenue from transportation and installation activities may, depending on the contract, represent one or more performance obligations.

Usually a fixed milestone payment schedule will be agreed upon. The transaction price may include variable elements, such as related to fuel, commodities, etc. Payment terms with customers are considered industry standard and do not include a significant financing component. To the extent possible, we obtain payment guarantees to minimise the credit risk during the contract term.

Revenue from T&I contracts is generated from two distinct activities: 1) leasing of vessels and 2) T&I service components. As such, those contracts consist of a leasing component (the element relating to hire of the vessel) and a service component. These components are not treated or priced separately in the contracts, nor does the Group offer either of the services separately. The service component is within the scope of IFRS 15, while the leasing component is within the scope of IFRS 16, as described above.

To determine revenue recognition for T&I service components, the Group performs in line with the requirements of IFRS 15 the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognise revenue when (or as) the entity satisfies a performance obligation. Revenue from contracts with customers is recognised when control of the goods or services is transferred to the customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services. At contract inception, once the T&I contract is determined to be within the scope of IFRS 15, the Group assesses the goods and services promised within each contract and identifies as a performance obligation each good or service that is distinct. Revenue is recognised in the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.

In respect of T&I service components, the following main promises apply:

–	Planning and engineering,
–	Transport of monopiles and secondary steel from supply port to feeder port,
–	Installation of monopiles and secondary steel offshore,
–	Storage and handling at feeder port,
–	Warranty

While the contracts contain several distinct promises, these are considered less interdependent and interrelated and as such are considered multiple performance obligations. Assessment hereof is performed on a contract-by-contract basis.

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Revenue

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Revenue is recognised over time as the service is being provided using a cost-to-cost method or straight-line recognition, depending on what better depicts the progress of each separate performance obligation. Prepayments from customers for which the service component has yet to be provided are recognised as deferred revenue and recognised as revenue over the period during which the services are performed.

T&I related activities

Planning and engineering

The Group provides planning and engineering services to the customer. Such revenue is recognised over time based upon percentage-of-completion whereby total costs incurred to date are compared with total forecast costs at completion of the planning and engineering services.

Transportation of monopiles and secondary steel from supply port to feeder port

The Group is engaged with transportation of monopiles and secondary steel from supply port to feeder port. Such revenue is recognised over time based upon percentage-of-completion, whereby total time spend on transportation is compared with total forecast time at completion of the transportation.

Storage and handling at feeder port

The Group has been tasked with the storage and handling of the material used in the installation. Such revenue is recognised over time based upon percentage-of-completion whereby total time spend on storage is compared with total forecast time at completion of the storage.

Installation of monopiles and secondary steel offshore

The Group has been tasked with the installation of monopiles and secondary steel offshore. Such revenue is recognised over time based upon percentage-of-completion, whereby total costs incurred to date are compared with total forecast costs at completion of the planning and engineering services.

Warranty obligations

The Group provides warranties for the repair of defects which are identified during the contract and within a defined period thereafter. In general, all are assurance-type warranties, as defined within IFRS 15, which the Group recognises under IAS 37.

Variable consideration related to installation and transportation activities

Variable consideration, for example in respect of steel prices, bunker prices etc., is constrained at contract inception to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognised will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

Lease and non-lease components of revenue

The service component of time charter contracts is primarily derived from crewing costs with a markup. The lease component is calculated by applying the bareboat charter to the on-hire days.

Deferred revenue

Payments received in advance and reservation fees are deferred and recognised as current liabilities if the service or leasing component are due within one year or less. Otherwise, they are presented as non-current liabilities. Deferred revenue is recognised as revenue in profit or loss over time over the period during which the related service is performed.

Contract cost

Incremental costs of obtaining a contract and certain costs to fulfil a contract to be recognised as an asset if certain criteria are met. Any capitalised contract costs assets are amortised on a systematic basis that is consistent with the transfer of the related goods or services to the customer.

Contract backlog (as of reporting date)

The total value of all customer contracts, both firm and options, that are not yet recognised as revenue as of the reporting date, and includes all new contracts signed until the same reporting date of the annual or interim report. Firm days are counted at full committed amounts. Contract backlog in 2024 assumes 100% of counterparty options are exercised with 50% classified as non-contingent and the remaining 50% as contingent. The definition also includes any contracts where revenue recognition has started but not yet completed as of the reporting date. Contract backlog excludes vessel reservation agreements.